Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$

Accounts receivable	6,699	3,803	551
Allowance for doubtful accounts	(1,145)	(1,568)	(227)
Balance at end of year	5,554	2,235	324

Movement in the allowances for doubtful accounts were as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Balance at beginning of year	177	304	1,145	166
Additional provision	758	841	423	61
Write-offs	(631)	—	—	—
Balance at end of year	304	1,145	1,568	227